Note 4(b) - Vessels, Net (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2015	Jan. 29, 2015
M/T Stenaweco Energy [Member]
Sale Leaseback Transaction, Net Proceeds, Investing Activities		$ 28,500
Impairment of Long-Lived Assets Held-for-use		$ 3,081
M/T Stenaweco Evolution [Member]
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 28,500